Reserves (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Reserves

(in thousands)	Note	June 30 2020	December 31 2019

Reserves
Share purchase warrants	20.1	$83,077	$83,077
Share purchase options	20.2	21,662	24,010
Restricted share units	20.3	5,203	6,405
Long-term investment revaluation reserve, net of tax	20.4	3,716	47,209

Total reserves		$113,658	$160,701

Summary of Share Purchase Warrants
The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding	10,000,000	$43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options
The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2020	2019	2020	2019

Black-Scholes weighted average assumptions
Grant date share price and exercise price	n/a	Cdn$29.79	Cdn$33.47	Cdn$32.88
Expected dividend yield	n/a	1.60%	1.78%	1.49%
Expected volatility	n/a	30%	30%	31%
Risk-free interest rate	n/a	1.43%	0.52%	1.60%
Expected option life, in years	n/a	2.5	2.5	2.5
Weighted average fair value per option granted	n/a	Cdn$5.29	Cdn$5.57	Cdn$6.10
Number of options issued during the period	-	8,200	451,110	583,500
Total fair value of options issued (000’s)	$-	$32	$1,807	$2,652

Disclosure of Outstanding Share Purchase Options
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2019 to June 30, 2020 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2019	3,883,350	Cdn$	25.71
Granted (fair value - $3 million or Cdn$6.11 per option)	575,300		32.92
Exercised	(752,170)		26.55
Forfeited	(1,350)		26.85
At March 31, 2019	3,705,130	Cdn$	26.58
Granted (fair value - Cdn$5.29 per option)	8,200		29.79
Exercised	(283,620)		26.09
Forfeited	(4,745)		30.78
Expired	(17,150)		30.69
At June 30, 2019	3,407,815	Cdn$	26.52
Exercised	(1,003,945)		25.14
Forfeited	(9,380)		31.77
At December 31, 2019	2,394,490	Cdn$	27.08
Granted (fair value - $2 million or Cdn$5.57 per option)	451,110		32.92
Exercised	(374,235)		24.83
At March 31, 2020	2,471,365	Cdn$	28.91
Exercised	(486,720)		26.25

At June 30, 2020	1,984,645	Cdn$	29.40

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2019 to June 30, 2020 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2019	370,133	$20.36
Granted (fair value - $3 million)	131,220	24.53
Released	(130,730)	20.85
Forfeited	(280)	20.41
At March 31, 2019	370,343	$21.67
Granted	1,400	22.12
Released	(185)	20.44
Forfeited	(830)	23.00
At June 30, 2019	370,728	$21.67
Released	(2,755)	19.16
Forfeited	(1,650)	23.76
At December 31, 2019	366,323	$21.67
Granted (fair value - $3 million)	131,730	24.08
Released	(124,910)	22.29
At March 31, 2020	373,143	$22.32
Granted	1,230	43.61
Released	(3,495)	20.85

At June 30, 2020	370,878	$22.40

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2019 to June 30, 2020 is presented below:

(in thousands)		Change in Fair Value	Deferred Tax Recovery (Expense)	Total
At January 1, 2019		$(112,156)	$-	$(112,156)
Unrealized gain (loss) on LTIs 1		20,647	(45)	20,602
At March 31, 2019		$(91,509)	$(45)	$(91,554)
Unrealized gain (loss) on LTIs 1		30,026	(1,956)	28,070
At June 30, 2019		$(61,483)	$(2,001)	$(63,484)
Unrealized gain (loss) on LTIs 1		111,264	(7,622)	103,642
Reallocate reserve to retained earnings upon disposal of LTIs 1		7,281	(230)	7,051
At December 31, 2019		$57,062	$(9,853)	$47,209
Unrealized gain (loss) on LTIs 1		(154,143)	9,853	(144,290)
At March 31, 2020		$(97,081)	$-	$(97,081)
Unrealized gain (loss) on LTIs 1		105,521	(4,698)	100,823
Reallocate reserve to retained earnings upon disposal of LTIs 1	16	(30)	4	(26)

At June 30, 2020		$8,410	$(4,694)	$3,716

1)	LTIs refers to long-term investments in common shares held.